DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:
Summary of the Company's outstanding derivative contracts and their effects on the Consolidated Statements of Financial Position

	December 31, 2013
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$34,244	$—	$(684)
Commodity futures contracts	5,601	41	(191)
Total derivatives designated as hedging instruments:		41	(875)
Derivatives not designated as hedging instruments:
Commodity futures contracts	321	20	—
Total derivatives not designated as hedging instruments:		20	—
Total derivatives		$61	$(875)

	December 31, 2012
	Notional Amounts	Assets	Liabilities
Derivatives designated as hedging instruments:
Commodity futures contracts	$7,868	$127	$(301)
Total derivatives designated as hedging instruments:		127	(301)
Derivatives not designated as hedging instruments
Commodity futures contracts	627	62	—
Total derivatives not designated as hedging instruments:		62	—
Total derivatives		$189	$(301)

Effects of derivative instruments on the Consolidated Statement of Earnings, Comprehensive Earnings and Retained Earnings

	For Year Ended December 31, 2013
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$(1,144)	$(460)	$—
Commodity futures contracts	(963)	(986)	—
Total	$(2,107)	$(1,446)	$—

	For Year Ended December 31, 2012
	Gain (Loss) Recognized in OCI	Gain (Loss) Reclassified from Accumulated OCI into Earnings	Gain (Loss) on Amount Excluded from Effectiveness Testing Recognized in Earnings
Foreign currency forward contracts	$222	$427	$—
Commodity futures contracts	(526)	(149)	—
Commodity option contracts	(35)	(35)	—
Total	$(339)	$243	$—